DIRECTORS LOAN (Tables)	12 Months Ended
Mar. 31, 2025
DIRECTORS LOAN
Schedule of unsecured loans payable
		Year ended	Year ended
		March 31, 2025	March 31, 2024
		($)	($)
Opening balance		784,947	648,005
Amortization of transaction costs		181,357	136,942
Closing balance		966,304	784,947

		Year ended	Year ended
		March 31, 2025	March 31, 2024
		($)	($)
Current portion		966,304	784,947
Total		966,304	784,947

Finance expenses			Years ended March 31,
	2025	2024	2023
	($)	($)	($)
Interest on loan	99,000	101,274	126,685
Amortization of transaction costs	181,357	136,942	102,554
Total	280,357	238,216	229,239